4. EQUIPMENT	12 Months Ended
Sep. 30, 2019
Notes
4. EQUIPMENT

4.    EQUIPMENT

	Office equipment and furniture	Vehicles and other field equipment	Total
Cost
As at September 30, 2017	$ 7,642	$ 9,735	$ 17,377
Disposal during the year	(2,887)	(10,886)	(13,773)
Foreign exchange movement	358	1,377	1,735
As at September 30, 2018	5,113	226	5,339
Disposal during the year	-	(226)	(226)
As at September 30, 2019	$ 5,113	$ -	$ 5,113

Accumulated depreciation
As at September 30, 2017	$ 4,801	$ 3,631	$ 8,432
Depreciation for the year	1,206	1,302	2,508
Depreciation for the year related to disposal	(1,979)	(5,944)	(7,923)
Foreign exchange movement	335	1,237	1,572
As at September 30, 2018	4,363	226	4,589
Depreciation for the year	412	-	412
Depreciation for the year related to disposal	-	(226)	(226)
As at September 30, 2019	$ 4,775	$ -	$ 4,775

Net book value
As at September 30, 2018	$ 750	$ -	$ 750
As at September 30, 2019	$ 338	$ -	$ 338